Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Common Stock [Member]	Preferred Stock [Member] Preferred Class A [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 8,839,650		$ 925,297	$ 610,984	$ (9,623,455)	$ 752,476	$ 781,804	$ 1,534,280
Balance, shares at Dec. 31, 2022	[1]	515,399
Changes in non-controlling interest resulting from Taiwan Reorganization		$ (8,838,264)		9,082,340	(226,247)		17,829	(17,829)
Changes in non-controlling interest resulting from Taiwan Reorganization, shares	[1]	(193,987)
Capital injection				882,000			882,000		882,000
Capital injection, shares	[1]	47,235
Acquisition of non-controlling interest				573,032			573,032	(573,032)
Acquisition of non-controlling interest, shares	[1]	93,194
Net loss						(1,589,628)	(1,589,628)	(478,433)	(2,068,061)
Foreign currency translation					(39,867)		(39,867)	26,236	(13,631)
Class A Preferred Shares Issued from Debt-to-Equity Conversion
Stock-based Compensation
Balance at Dec. 31, 2023		$ 1,386		11,462,669	344,870	(11,213,083)	595,842	(261,254)	334,588
Balance, shares at Dec. 31, 2023	[1]	461,841
Net loss						(2,517,940)	(2,517,940)	(639,055)	(3,156,995)
Foreign currency translation					212,224		212,224	(64,324)	147,900
Reverse Recapitalization		$ 293		(3,346,276)			(3,345,983)		(3,345,983)
Reverse Recapitalization, shares	[1]	97,770
Pre-Delivery Shares related to the issuance of Convertible Note		$ 180		846,360			846,540		846,540
Pre-Delivery Shares related to the issuance of Convertible Note, shares	[1]	60,000
Class A Preferred Shares Issued from Debt-to-Equity Conversion
Stock-based Compensation
Balance at Dec. 31, 2024		$ 1,859		8,962,753	557,094	(13,731,023)	(4,209,317)	(964,633)	(5,173,950)
Balance, shares at Dec. 31, 2024	[1]	619,611
Net loss						(2,572,593)	(2,572,593)	(578,906)	(3,151,499)
Foreign currency translation				(4,506)	(403,204)		(407,710)	650,878	243,168
Pre-Delivery Shares related to the issuance of Convertible Note, shares		5,651,591
Issuance of ordinary shares for private placement		$ 10,000		9,990,000			10,000,000		10,000,000
Issuance of ordinary shares for private placement, shares	[1]	3,333,333
Ordinary Shares Issued from Debt-to-Equity Conversion		$ 1,660		1,658,340			1,660,000		1,660,000
Ordinary Shares Issued from Debt-to-Equity Conversion, shares	[1]	553,333
Class A Preferred Shares Issued from Debt-to-Equity Conversion			823	822,277			823,100		823,100
Class A Preferred Shares Issued from Debt-to-Equity Conversion, shares	[1]		274,367
Stock-based Compensation		$ 20		81,500			81,520		81,520
Stock-based Compensation, shares	[1]	6,667
Ordinary shares Issued from conversions of Convertible Note		$ 565		405,501			406,066		406,066
Ordinary shares Issued from conversions of Convertible Note, shares	[1]	188,387
Balance at Dec. 31, 2025		$ 14,104	$ 823	$ 21,915,865	$ 153,890	$ (16,303,616)	$ 5,781,066	$ (892,661)	$ 4,888,405
Balance, shares at Dec. 31, 2025	[1]	4,701,331	274,367

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).